INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

	December 31, 2017
			Unrealized gain in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive income	exchange rate	Fair value
Available-for-sale investments:
Debt securities	963,660	—	(411)	4	963,253

	December 31, 2018
			Unrealized gain in
		Gross unrecognized	accumulated other	Impact of
	Cost	holding gains / (losses)	comprehensive income	exchange rate	Fair value
Available-for-sale investments:
Debt securities	835,404	—	(2,825)	(114)	832,465